Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.7881
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

SEMI-ANNUAL REPORT — 6/30/2011

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY VARIABLE ANNUITY

September 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-G
1940 Act Registration Number: 811-3842
1933 Act Registration Numbers: 2-86439
CIK: 0000727146
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-G, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the underlying management investment companies. This filing constitutes the filing of this report as required by Rule 30b2-1 under the Act.

The following semi-annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the dates indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Service Shares)	1046292	August 24, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772